Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Short-Term Investments [Line Items]
Fair value changes in gain	¥ 4
Foreign currency derivative instrument	95
Zhengbang [Member]
Short-Term Investments [Line Items]
Marketable securities	¥ 110	$ 15	¥ 9